Segment Reporting (Details) - Schedule of segment reporting information, by segment - Operating Segments [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Net Revenue:
Total Net Sales	$ 17,800	$ 15,374
Segment Profit (Loss):
Gross profit	(62,374)	(14,284)
Reconciliation:
Total Segment Loss	(62,374)	(14,284)
Unallocated corporate expenses	(8,327)	(11,196)
Non-cash share based compensation	(2,343)	(11,451)
Depreciation and amortization	(2,058)	(1,768)
Goodwill impairment		(18,508)
Loss from operations	(75,102)	(57,207)
(Gain) loss on debt extinguishment, net	2,263	(3,262)
Gain on remeasurement of warrant liability	(2,092)	(16,856)
Loss on investments	(6,851)
Foreign exchange loss	1,129	1,276
Interest expense	2,702	6,818
Other income, net	202	(502)
Loss from operations before income taxes and equity investment loss	(72,455)	(44,681)
Long-lived assets
Long-lived assets	15,463	30,932
Cannabinoid [Member]
Segment Net Revenue:
Total Net Sales	6,119	3,242
Segment Profit (Loss):
Gross profit	(63,720)	(16,915)
Long-lived assets
Long-lived assets	15,308	30,709
Non-Cannabinoid [Member]
Segment Net Revenue:
Total Net Sales	11,681	12,132
Segment Profit (Loss):
Gross profit	1,346	2,631
Long-lived assets
Long-lived assets	155	216
Other [Member]
Long-lived assets
Long-lived assets		$ 7